Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	3,454,756
Proposed Maximum Offering Price per Unit	26.15
Maximum Aggregate Offering Price	$ 90,341,869.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,476.21
Offering Note	The price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and represents the average high and low trading prices of the Common Stock as reported on The Nasdaq Global Market on October 27, 2025.